Summary of significant accounting policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of significant accounting policies
Schedule of estimated useful life of property and equipment

Category	Estimated useful life
Machinery and electronic equipment	3 – 10 years
Transportation vehicles	4 years
Office and other equipment	5 years
Leasehold improvement	Shorter of the lease term and the estimated useful lives of the assets

Schedule of concentration of customers and suppliers

	As of December 31,	As of June 30,
	2022	2023
Customer A, a related party	92.1%	79.2%
Customer B, a related party	Less than 10.0%	10.5%

The following table summarizes customers with greater than 10.0% of the accounts receivable - third parties, net:

	As of December 31,	As of June 30,
	2022	2023
Customer C, a third party	48.9%	40.4%
Customer D, a third party	30.4%	29.7%
Customer E, a third party	Less than 10.0%	10.6%
Customer F, a third party	Less than 10.0%	12.6%

Customers contributing more than 10.0% of total revenues were as follows:

	Six Months Ended June 30,
	2022	2023
Customer A, a related party	73.6%	73.7%
Customer C, a third party	11.4%	Less than 10.0%

The following table summarizes suppliers with greater than 10.0% of the accounts payable:

	As of December 31,	As of June 30,
	2022	2023
Supplier A, a third party	19.0%	18.5%
Supplier B, a third party	10.9%	Less than 10.0%
Supplier C, a third party	19.1%	17.6%

Suppliers contributing more than 10.0% of total purchases were as follows:

	Six Months Ended June 30,
	2022	2023
Supplier D, a third party	12.5%	Less than 10.0%
Supplier A, a third party	14.5%	23.3%
Supplier E, a related party	10.7%	Less than 10.0%
Supplier C, a third party	Less than 10.0%	13.3%